UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21186

Williams Capital Management Trust

(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504

                           New York, NY 10018___________

(Address of principal executive offices) (Zip code)

Dail St. Claire

Williams Capital Management, LLC

570 Seventh Avenue, Suite 504

                    New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 461-6020

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports to Shareholders.

Williams Capital
Government Money Market Fund

A series of the Williams Capital Management Trust

April 30, 2013

SEMI-ANNUAL REPORT

INSTITUTIONAL SHARES

Investment Adviser: Williams Capital Management, LLC

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc. Separately managed accounts and related investment advisory services are provided by Williams Capital Management, LLC, a federally registered investment adviser. ALPS Distributors, Inc. is not affiliated with Williams Capital Management, LLC.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Williams Capital Government Money Market Fund
President's Letter

Dear Shareholder:

The Williams Capital Government Money Market Fund’s Semi-Annual Fiscal Year Report for the Fund’s six month period, November 1, 2012 through April 30, 2013, is contained in the following pages.

As in the Fund’s Fiscal Year 2012, there were stops and apparent starts in the economy during this period beginning with a sluggish start and ending with positive signs of economic activity. Prospects for the U.S. economy brightened after Congress took steps to avert the fiscal cliff 1 in January 2013. Inflation remained moderate and the Federal Reserve left rates unchanged throughout this time with the target federal funds rate in the 0% to 0.25% range.

The Federal Reserve made it clear during the period that it does not intend to raise interest rates at least for another year. In the release of the March 20, 2013 minutes, the Fed reiterated its promise to continue to buy $85 billion of bonds monthly until the unemployment rate falls below 6.5% or inflation rises above 2.5%.

Although the U.S. economy stalled in the beginning of the period, expanding at 0.1% for the three months ending December 31, 2012, the economy rebounded, expanding 1.1% for the three month period ending March 31, 2013. Other promising signs came from housing starts, industrial production, durable goods orders, retail sales and some employment data. In February, the economy added 236,000 jobs, the highest level of job growth since February 2012. The positive employment results, however, reversed towards the end of the period with the April release of a sluggish labor report for March.

Uncertainty about the direction of U.S. fiscal policy and the resurgence of the EU debt crisis2 with the emergence of the banking crisis in Cyprus weighed on the market in March. The Cyprus crisis was abated through intervention, though the rest of the euro-zone’s sovereign debt problems continue to be of concern in the wake of lackluster growth in the region.

2

Williams Capital Government Money Market Fund
President's Letter (Continued)

We are cautiously optimistic about the economy and believe the Fed is looking for sustained economic growth before averting its current policy. We continue managing the Fund’s portfolio in a manner consistent with liquidity and capital preservation.

Thank you for your investment. We greatly appreciate the opportunity to serve you.

Sincerely,

Dail St. Claire President

1 “Fiscal cliff” is the popular shorthand term used to describe the conundrum that the U.S. government faced at the end of 2012, when the terms of the Budget Control Act of 2011 were scheduled to go into effect.

2 The European sovereign debt crisis (often referred to as the Eurozone crisis) is an ongoing financial crisis that has made it difficult or impossible for some countries in the euro area to repay or re-finance their government debt without the assistance of third parties.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This must be accompanied or preceded by a prospectus.

Dail St. Claire is a registered representative of ALPS Distributors, Inc.

3

Williams Capital Government Money Market Fund
Sector/Industry Allocation

APRIL 30, 2013 (UNAUDITED)

The following table represents the sector/industry allocation of the Fund as of April 30, 2013. Percentages are based on net assets.

Security Allocation	Percentage of Net Assets
Repurchase Agreements	31.6%
Federal Home Loan Bank	29.3%
Federal Home Loan Mortgage Corp.	16.4%
Federal National Mortgage Association	9.5%
Federal Farm Credit Bank	9.3%
Other Short-Term Investment	3.9%
Total	100.0%

4

Williams Capital Government Money Market Fund
Disclosure Of Fund Expenses

APRIL 30, 2013 (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expense Paid During Period* 11/1/12–4/30/13	Expense Ratio During Period** 11/1/12–4/30/13
Actual	$1,000.00	$1,000.10	$0.60	0.12%
Hypothetical	$1,000.00	$1,024.20	$0.60	0.12%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
5

Williams Capital Government Money Market Fund
Portfolio of Investments

APRIL 30, 2013 (UNAUDITED)

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (64.5%):
	Federal Farm Credit Bank (9.3%):
$15,000,000	0.30%, 5/03/13†	$15,000,083
5,000,000	0.258%, 6/26/13†	5,001,109
25,000,000	0.21%, 8/06/13†	25,000,645
4,570,000	0.23%, 10/03/13	4,570,330
5,425,000	0.19%, 11/18/13†	5,425,927
17,000,000	0.23%, 12/30/13†	17,004,590
		72,002,684
	Federal Home Loan Bank (12.7%):
30,000,000	0.24%, 5/21/13	30,001,043
20,000,000	0.129%, 5/23/13†	19,999,693
7,465,000	1.875%, 6/21/13	7,483,410
15,000,000	0.18%, 7/26/13†	15,001,443
6,500,000	0.18%, 9/04/13†	6,500,678
10,000,000	0.17%, 9/20/13	10,003,011
9,400,000	0.11%,10/25/13	9,400,000
		98,389,278
	Federal Home Loan Bank, Discount Notes (16.6%):
15,000,000	0.085%, 5/03/13††	14,999,929
15,000,000	0.085%, 5/08/13††	14,999,752
6,500,000	0.165%, 5/15/13††	6,499,583
15,000,000	0.165%, 5/17/13††	14,998,900
10,000,000	0.08%, 9/06/13††	9,997,156
11,700,000	0.105%, 10/02/13††	11,694,745
20,200,000	0.105%, 10/16/13††	20,189,962
35,000,000	0.10%, 10/18/13††	34,983,472
		128,363,499
	Federal Home Loan Mortgage Corp. (3.0%):
20,000,000	0.15%, 5/06/13†	20,000,002
3,006,000	0.50%, 10/15/13	3,009,942
		23,009,944
	Federal Home Loan Mortgage Corp., Discount Notes (13.4%):
15,000,000	0.09%, 5/13/13††	14,999,550
35,000,000	0.13%, 5/20/13††	34,997,599
13,400,000	0.155%, 5/21/13††	13,398,846
30,000,000	0.155%, 6/05/13††	29,995,479
10,000,000	0.145%, 8/26/13††	9,995,287
		103,386,761

See Notes to Financial Statements.

6

Williams Capital Government Money Market Fund
Portfolio of Investments

    APRIL 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Federal National Mortgage Association (2.0%):
$15,416,000	1.00%, 9/23/13	$15,470,649
	Federal National Mortgage Association, Discount Notes (7.5%):
7,446,000	0.14%, 7/31/13	7,443,365
12,000,000	0.13%, 8/14/13	11,995,450
16,113,000	0.08%, 8/28/13	16,107,417
15,000,000	0.125%, 9/18/13	14,992,708
7,000,000	0.105%, 10/01/13	6,996,876
		57,535,816
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $498,158,631)		498,158,631
REPURCHASE AGREEMENTS (31.6%):
50,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.15%, dated 4/30/13, due 5/01/13 in the amount of $50,000,208, collateralized by U.S. Government Treasury Security (U.S. Treasury Bond, 0.25%, 3/31/15) with a value including accrued interest of $51,000,034	50,000,000
45,000,000	Credit Suisse Securities (USA) LLC Tri-Party Repurchase Agreement, 0.13%, dated 4/30/13, due 5/01/13 in the amount of $45,000,163, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 1%, 8/31/16) with a value including accrued interest of $45,902,233	45,000,000
45,000,000	HSBC Securities (USA), Inc. Tri-Party Repurchase Agreement, 0.14%, dated 4/30/13, due 5/01/13 in the amount of $45,000,175, collateralized by U.S. Government Treasury Securities (U.S. Treasury Notes, 4.50%, 8/15/39) with a value including accrued interest of $45,903,754	45,000,000
104,232,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.14%, dated 4/30/13, due 5/01/13 in the amount of $104,232,405, collateralized by U.S. Government Treasury Securities (U.S. Treasury Note, 3.125%, 11/15/41) with a value including accrued interest of $106,316,694	104,232,000
TOTAL REPURCHASE AGREEMENTS
(Cost $244,232,000)		244,232,000
OTHER SHORT-TERM INVESTMENT (3.9%):
30,000,000	JPMorgan U.S. Government Money Market Fund – Institutional Class
		30,000,000
TOTAL OTHER SHORT-TERM INVESTMENT
(Cost $30,000,000)		30,000,000

See Notes to Financial Statements.

7

Williams Capital Government Money Market Fund
Portfolio of Investments

APRIL 30, 2013 (UNAUDITED) (CONTINUED)

		Value
TOTAL INVESTMENTS
(Cost $772,390,631)(a)	100.00%	$772,390,631
Liabilities in excess of other assets	0.00%	(41,251)
NET ASSETS	100.00%	$772,349,380

Percentages indicated are based on net assets of $772,349,380.

   † Variable rate security. The rate presented is the rate in effect at April 30, 2013.

† † The rate presented is the effective yield at purchase.

(a)  Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2013 in the valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$498,158,631	$—
Repurchase Agreements	—	244,232,000	—
Other Short-Term Investment	30,000,000	—	—
Total	$30,000,000	$742,390,631	$—

See Notes to Financial Statements.

8

Williams Capital Government Money Market Fund
Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)

ASSETS:
Investments, at amortized cost*	$528,158,631
Repurchase agreements, at amortized cost*	244,232,000
Cash	169
Interest receivable	135,507
Prepaid expenses and other assets	8,407
Total Assets	772,534,714
LIABILITIES:
Dividends payable	8,038
Accrued expenses and other payables:
Fund accounting and administration fees	25,208
Custody fees	39,100
Investment advisory fees	21,516
Audit fee	14,074
Trustees’ fees and expenses	8,852
Transfer agency fees	5,715
Other fees	62,831
Total Liabilities	185,334
NET ASSETS	$772,349,380
NET ASSETS consist of:
Paid-in Capital	$772,363,609
Accumulated undistributed net investment income	46
Accumulated net realized losses on investment transactions	(14,275)
Net Assets	$772,349,380
Net asset value, offering price and redemption price per share
($772,349,380/772,363,609 shares outstanding; unlimited shares
authorized no par value)	$1.00

*Amortized cost approximates fair value.

See Notes to Financial Statements.

9

Williams Capital Government Money Market Fund
Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)

INVESTMENT INCOME:
Interest	$565,505
EXPENSES:
Investment advisory fees	469,534
Fund accounting and administration fees	60,796
Custody fees	71,421
Trustees’ fees and expenses	17,852
Transfer agency fees	17,378
Legal fees	48,580
Audit fee	15,293
Insurance	18,925
Registration fees	1,917
Printing fees	9,145
Other fees	37,272
Total Expenses Before Fee Reductions	768,113
Expenses voluntarily waived by Investment Adviser	(281,042)
Net Expenses	487,071
NET INVESTMENT INCOME	78,434
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$78,434

See Notes to Financial Statements.

10

Williams Capital Government Money Market Fund
STatement Of Changes In Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$78,434	$52,344
Net realized gain on investments	—	5,452
Net increase in net assets resulting from
operations	78,434	57,796
DIVIDENDS TO SHAREHOLDERS:
From net investment income	(78,434)	(52,344)
Change in net assets from dividends
to shareholders	(78,434)	(52,344)
CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	248,732,500	705,141,001
Net proceeds from dividends reinvested	29,037	24,075
Cost of shares reacquired	(265,662,534)	(696,204,876)
Net increase (decrease) in net assets from
Fund share transactions	(16,900,997)	8,960,200
Net increase (decrease) in net assets	(16,900,997)	8,965,652
NET ASSETS:
Beginning of period	789,250,377	780,284,725
End of period	$772,349,380	$789,250,377
Accumulated undistributed net
investment income	$46	$46

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

11

Williams Capital Government Money Market Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30,		Year Ended October 31,

	2013		2012		2011		2010		2009	2008
	(Unaudited)
Net asset value,
beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
INVESTMENT
ACTIVITIES:
Net investment
income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.004	0.029
Net realized gain (loss)
on investments	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.002)	0.000	(a)
Total from Investment
Activities	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.002	0.029
CAPITAL
CONTRIBUTION	—		—		—		—		0.002	—
DISTRIBUTIONS:
From net investment
income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.004)	(0.029)
Net asset value,
end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total Return	0.01%	(b)	0.01%		0.02%		0.04%		0.36% (d)	2.97%

RATIOS/
SUPPLEMENTAL
DATA:

Net assets, end of
period (in 000’s)	$772,349		$789,250		$780,285		$1,126,908		$1,213,722		$673,126
Ratio of net expenses
to average net assets	0.12%	(c)	0.14%		0.15%		0.17%		0.19%		0.20%
Ratio of net investment
income to average
net assets	0.02%	(c)	0.01%		0.02%		0.04%		0.29%		2.99%
Ratio of total expenses
to average net assets	0.20%	(c)*	0.19%	*	0.18%	*	0.18%	*	0.21%	*	0.20%

*	During the period, certain fees were contractually/voluntarily waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share. (b) Not Annualized.
(c)	Annualized.
(d)	Includes the effect of a capital contribution (See Note 5 in the Notes to Financial Statements).

See Notes to Financial Statements.

12

Williams Capital Government Money Market Fund
Notes To Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. It is the Fund’s policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, security valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation:

Securities of the Fund are valued in accordance with Rule 2a-7 under the 1940 Act, at amortized cost, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by

13

Williams Capital Government Money Market Fund
Notes To Financial Statements

APRIL 30, 2013 (UNAUDITED) (CONTINUED)

the Fund is performed pursuant to procedures established by the Board of Trustees of the Trust (the “Board” and the members thereof, the “Trustees”). Shares of open-end investment companies are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The summary of inputs used as of April 30, 2013 is disclosed in the Portfolio of Investments.

Repurchase Agreements:

In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is market to market on a daily basis to ensure the adequacy of the collateral. If there is a default by the seller or custodian or designated subcustodians under triparty repurchase agreements, and/or the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

14

Williams Capital Government Money Market Fund
Notes To Financial Statements

APRIL 30, 2013 (UNAUDITED) (CONTINUED)

Security Transactions and Investment Income:

Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. The cost of investments represents amortized cost. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:

Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Indemnification:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts on behalf of the Fund that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

15

Williams Capital Government Money Market Fund
Notes To Financial Statements

APRIL 30, 2013 (UNAUDITED) (CONTINUED)

New Accounting Pronouncement:

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position.

In January 2013, FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. The Fund has adopted both ASU 2011-11 and ASU 2013-01 effective on February 1, 2013.

3. Investment Adviser and Other Related Party Transactions

The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC (“Adviser”), which serves as the investment adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the six months ended April 30, 2013, the Adviser did not waive fees and/or reimburse expenses as a result of this contractual agreement. The Adviser has voluntarily agreed to limit the investment advisory fees of the Fund such that the 1-day yield (without unrealized gain or loss) does not fall below a specified daily yield. The waiver/reimbursement is voluntary and may be modified or terminated by the Adviser at any time without notice. For the six months ended April 30, 2013, the Adviser waived fees of $281,042 as a result of this voluntary agreement.

Each Trustee of the Trust who is not considered to be an “interested person”, as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as that term is defined in the 1940 Act, receives no remuneration for his or her services as a Trustee. Effective April 1, 2013, The Northern Trust Company serves as the

16

Williams Capital Government Money Market Fund
Notes To Financial Statements

APRIL 30, 2013 (UNAUDITED) (CONTINUED)

administrator, custodian, fund accounting agent and transfer agent for the Fund. Prior to April 1, 2013, The Bank of New York Mellon served as the administrator, custodian and fund accounting agent for the Fund, and prior to April 13, 2013, UMB Fund Services, Inc. served as the transfer agent for the Fund.

ALPS Distributors, Inc., a wholly owned subsidiary of DST Systems, Inc., serves as distributor (the “Distributor”) pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

4. Principal Shareholder

As of April 30, 2013, there was one shareholder who owned greater than 10% of the Fund’s outstanding shares, representing 19.42% of the Fund.

5. Capital Contribution

On April 2, 2009, the Adviser made a capital contribution to the Fund in the amount of $1,269,231. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. The Adviser did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

6. Subsequent Events

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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Williams Capital Government Money Market Fund
Annual Consideration of the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of Williams Capital Management Trust (the “Trust”), at a meeting held on December 14, 2012, formally considered the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Williams Capital Management, LLC (the “Adviser”) with respect to Williams Capital Government Money Market Fund (the “Fund”).

The Board requested and received from the Adviser information it believed reasonably necessary to reach its conclusion. Among other things, the Adviser provided the Board with data from Crane Data. This data provided performance, advisory fee and expense ratio comparisons with comparable funds. The Board carefully evaluated this information and was advised by legal counsel to the Trust with respect to its deliberations. The Board was provided with a memorandum prepared by legal counsel to the Trust detailing the legal standards for review of the Advisory Agreement. The Board received a written response by the Adviser to questions raised by legal counsel on behalf of the full Board and the Trustees who are not “interested persons”, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in his analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees, including a majority of the Independent Trustees, determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were reasonable and fair in relation to the services provided, and that the continuance of the Advisory Agreement was in the best interests of the Fund and the Fund’s shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided the Adviser:

The Board reviewed the nature, extent and quality of services provided to the Fund by the Adviser. The Board took into account information furnished throughout the year at Board meetings as well as materials furnished specifically in connection with the annual review process. The Board considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel responsible for the day-to-day management of the Fund.

18

Williams Capital Government Money Market Fund
Annual Consideration of the Continuation of the Investment Advisory Agreement (Continuted)

Based on its review, the Board concluded that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund, and that the nature and extent of services provided to the Fund by the Adviser were typical of those provided to money market funds and that the quality of the services was satisfactory.

Investment Performance:

The Board considered performance results of the Fund in absolute terms and relative to the Fund’s peer group. In conducting its review of performance, the Board considered both long-term and short-term performance. During the discussion of the Crane Data information, the Trustees noted that for 2012 the Fund’s performance ranking ranged in the second to fourth quartiles as compared to comparable funds in the Crane Data universe. They also noted that in 2012 the performance of institutional U.S. Government money market funds was extremely compressed and that the Fund’s performance was equivalent to the median in the Crane Data.

Based on its review and considerations, the Board concluded that the investment performance of the Fund was satisfactory.

Cost of Services and Profits Realized by the Adviser:

The Board considered comparable peer group information with respect to the advisory fees charged by the Adviser of the Fund. The Board noted that the Fund’s contractual investment advisory fee was lower than the average contractual fee for comparable funds with assets under $1 billion based upon the information provided by Crane Data. The Board also noted that the actual operating expense ratio was slightly below the average for comparable funds with a comparable asset level according to Crane Data. Additionally, the Independent Trustees noted that the investment advisory fee charged to the Fund compared favorably with the fees charged to the Adviser’s separately managed institutional accounts with similar investment mandates. The Board concluded that the cost to the Fund of services provided by the Adviser was reasonable.

In reviewing the Adviser’s profitability with respect to the Fund, the Trustees noted that during 2012 there was a loss by the Adviser from the operation of the Fund. The Trustees also noted that the Adviser previously capped the Fund’s operating expenses and that the Adviser had agreed to continue to cap the Fund’s operating

19

Williams Capital Government Money Market Fund
Annual Consideration of the Continuation of the Investment Advisory Agreement (Continuted)

expenses until March 1, 2014. They also noted that the Adviser had voluntarily waived a portion of its advisory fee during the Fund’s most recently completed fiscal year.

Economies of Scale:

The Board also considered whether the fee level reflected economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. The Board took into account the Fund’s asset levels, the expense limitation in effect, and the extent to which economies of scale would be realized as the asset level grows. The Independent Trustees determined that the Fund appropriately participated in economies of scale and that no changes in the fee rate were currently necessary.

20

Williams Capital Government Money Market Fund
Portfolio Schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

Williams Capital Government Money Market Fund
Trustees and Officers

Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:
Desmond G. FitzGerald 25 Carrington Drive Greenwich, CT 06831 DOB: 1/30/44	Trustee and Chairman of the Board Elected: of Trustees	Term: Indefinite December 2002	Chairman, North American Properties Group (real estate), (1987 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Director, Rea Technologies, Inc.; Principal, Holyoke Partners LLC; and Director, Holland Series Fund, Inc.
Brian J. Heidtke 585 Sparrowbush Road Wyckoff, NJ 07481 DOB: 8/27/40	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None
John E. Hull Andrew W. Mellon Foundation 140 East 62nd Street New York, NY 10021 DOB: 9/16/47	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEE:
Christopher J. Williams Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 12/24/57	Trustee and Treasurer of the Trust	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

OFFICERS
Dail St. Claire Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 9/23/60	President and Secretary of the Trust	Term: Indefinite Elected: March 2004	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None
Shayna J. Malnak Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 9/29/62	Chief Compliance Officer of the Trust	Term: Indefinite Elected: March 2004	Senior Credit Analyst of Williams Capital Management, LLC (2002 to present); Principal at The Williams Capital Group, L.P. (1999 to 2002); Vice President and Senior Analyst at Cambridge Global Fund (1998 to 1999); Analyst For BBV Securities (1996 to 1999); Vice President for Unifund SA (1993 to 1996); Equity Analyst for Standard & Poor’s Corporation (1989 to 1993).	1	None

The Fund’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

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INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT,
CUSTODIAN AND TRANSFER AGENT
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

6/13

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable to this filing.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto as Exhibit EX-99.CERT.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto as Exhibit EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Williams Capital Management Trust

By:	/s/ Dail St. Claire
Dail St. Claire, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date: July 8, 2013

By:	/s/ Dail St. Claire
Dail St. Claire, President

Date: July 8, 2013